SUBSEQUENT EVENTS (Details Narrative)	Mar. 31, 2023 shares	Mar. 16, 2023	Mar. 07, 2023 USD ($) shares	Mar. 06, 2023 USD ($)	Mar. 06, 2023 USD ($)	Mar. 06, 2023 ILS (₪)	Jan. 30, 2023 USD ($)	Aug. 09, 2022 USD ($)	Jul. 15, 2022 USD ($)
Subsequent Event [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 857,000	$ 857,000	₪ 3,000,000
Line of Credit Facility, Interest Rate During Period					1.70%
Subsequent Event [Member] | Lender [Member]
Subsequent Event [Line Items]
Number of stock issued | shares			2,154,677
Subsequent Event [Member] | Consultant [Member]
Subsequent Event [Line Items]
Number of stock issued | shares	1,077,339
Subsequent Event [Member] | Ms Elharar Soffer [Member]
Subsequent Event [Line Items]
Agreement description		The amendment provides for the following: (i) the monthly consulting to which Ms. Elharar Soffer is entitled will increase from $20,000 to $25,000 plus VAT upon a listing of the Company’s stock on the Nasdaq Stock Market, retroactive to January 1, 2023, (ii) the terms contained in her original agreement and all other terms and awards previously approved by the Company’s board relating to her, including payment of her monthly fee and reimbursement of social benefits payments made by Mr Elharar Soffer, shall continue in full force and effect so long as Ms. Elharar Soffer serves as either director and /or executive officer, (iii) all previous awards and bonuses previously made to her were affirmed and (i) Ms. Elharar Soffer has agreed to defer compensation due to her until such time as the Company shall have consummated an investment of at least $1.8 million in the Company’s securities, at which time outstanding amounts due her under the agreement would be paid to her. The amendment also provides that the committee of the Board that will be responsible for setting the compensation terms of senior management shall prepare and present for approval a compensation program for the Consultant that takes into consideration Ms. Elharar Soffer’s role in founding and leading the Company and that such compensation package shall be competitive with compensation programs for top senior executives/founders generally available in the market and which will include, among other things, appropriate bonuses, severance payments and other amenities generally made available in the market to senior executive and that Ms. Elharar Soffer shall receive the most extensive of such compensation terms amongst senior management.
Subsequent Event [Member] | MsIlanit Halperin [Member]
Subsequent Event [Line Items]
Agreement description		The amendment provides for the following: (i) the monthly consulting to which Ms Ilanit Halperin, is entitled will increase from $7,000 to $10,000 plus VAT upon a listing of the Company’s stock on the Nasdaq Stock Market, retroactive to January 1, 2023, (ii) the terms contained in her original agreement and all other terms and awards previously approved by the Company’s board relating to her, including payment of her monthly fee and reimbursement of social benefits payments made by M.s Halperin, shall continue in full force and effect so long as Ms. Halperin serves as either director and /or executive officer, (iii) all previous awards and bonuses previously made to her were affirmed and (i) Ms. Halperin has agreed to defer compensation due to her until such time as the Company shall have consummated an investment of at least $1.8 million in the Company’s securities, at which time outstanding amounts due her under the agreement would be paid to her. In addition, the Company undertakes that the committee of the Board that will be responsible for setting the compensation terms of senior management shall prepare and present for approval a compensation program for Ms. Halperin that shall be competitive with compensation programs for senior executives generally available in the market and which will include, among other things, appropriate bonuses, severance payments and other amenities generally made available in the market to senior executives.
Subsequent Event [Member] | Cannavotion And S R Accord Ltd [Member] | Line of Credit [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 857,000	$ 857,000	₪ 3,000,000
Line of Credit Facility, Interest Rate During Period				1.70%
Line of credit, utilized amount			$ 50,000	$ 50,000	$ 50,000
Line of Credit Facility, Description				As security for any loans under the Credit Facility, Cannovation granted Lender a first priority lien on its rights to the 125,000 sq ft (11,687 sq meters) of industrial land in Yerucham, a city in southern Israel which Cannovation acquired in February of 2022(the “Premises”) to build the Green Vision Center Israel with the support of the government of Israel
CL Agreement [Member]
Subsequent Event [Line Items]
Convertible loans								$ 1,170,000	$ 100,000
CL Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Convertible loans							$ 1,800,000
CL Agreement [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Convertible loans							$ 80,000